Right-of-Use Assets — Operating Leases (Tables)	12 Months Ended
Mar. 31, 2025
Right-of-Use Assets — Operating Leases [Abstract]
Schedule of Right-of-Use Assets on Operating Lease

Amounts relating to right-of-use assets on operating lease held by us and the associated accumulated amortization are summarized as follows:

	As of March 31,
	2024	2025	2025
	S$	S$	US$
Leasehold properties	5,937,734	6,336,278	4,712,739
Less: Accumulated amortization	(1,415,210)	(1,915,651)	(1,424,805)
Right-of-use assets – operating leases	4,522,524	4,420,627	3,287,934